Goodwill and Intangible Assets Amortization of Intangible Assets (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Depreciation and amortization [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	$ 71	$ 66	$ 141	$ 135	$ 271	$ 277	$ 301
Depreciation and amortization [Member] | Intangible assets recorded at fair value at the time of the Merger [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	51	52	102	103	204	206	208
Depreciation and amortization [Member] | Software and Software Development Costs [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets					62	67	87
Franchise fee and base and other management fee revenues [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	$ 7	$ 7	$ 14	$ 14	$ 27	$ 17	$ 16